GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Members Deficit	$ (854,043)	$ (761,999)		$ (439,451)	$ (174,156)	$ (10,700)
Cash	$ 1,395	$ 151	$ 232	$ 1,513